Note 5 – Other Real Estate Owned (“OREO”)	6 Months Ended
Jun. 30, 2011
Real Estate Owned [Text Block]

Note 5 – Other Real Estate Owned (“OREO”)

A summary of OREO, which is included in other assets, is as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
	($ in thousands)
Balance at beginning of year	$ 4,230	$ 1,808
Transfer of loans at net realizable value to OREO	886	4,965
Sale proceeds	(797)	(1,590)
Loans made in sale of OREO	(75)	(981)
Net gain (loss) from sale of OREO	89	187
Provision charged to operations	(108)	(159)
Balance at end of period	$ 4,225	$ 4,230

Changes in the valuation reserve for losses on OREO were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
	($ in thousands)
Balance at beginning of year	$ 2,788	$ 2,994
Provision charged to operations	108	159
Amounts related to OREO disposed of	(45)	(365)
Balance at end of period	$ 2,851	$ 2,788

OREO was $4,225 at June 30, 2011, compared to $4,230 at December 31, 2010.  The properties held as OREO in 2011 consist of $3,202 of commercial real estate (the largest being $1,744 related to a hotel/water park project), $652 real estate construction loans, $50 agricultural loans and $321 residential real estate.  OREO as of year-end 2010 consisted of $2,716 of commercial real estate, $82 real estate construction, $150 agricultural loans and $547 residential real estate.  Management generally seeks to ensure properties held are monitored to minimize the Company’s risk of loss. Evaluations of the fair market value of the OREO properties are done quarterly and valuation adjustments, if necessary, are recorded in our consolidated financial statements.

In the six months ended June 30, 2011, OREO continued to turn over rapidly, as we have had success in aggressively marking down the assets to a value that enables us to sell the property quickly.  During 2010 we sold 35 OREO properties resulting in a net gain from the sale of OREO of $187.  In 2011, we sold 13 OREO properties resulting in a net gain from the sale of OREO of $89.